Leases: Right-of-use assets and lease obligations - Summary of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease liabilities [Roll Forward]
Balance at the beginning	$ 8,208	$ 11,284
Additions	215	93
Repayments	(1,755)	(2,924)
Accretion expense	225	301
Terminations		(502)
Effects of movements on exchange rates	(15)	5
Disposal of VoIP Supply LLC		(49)
Balance at the end	6,878	8,208
Lease Obligations - Current	1,570	1,456
Lease Obligations - Non-current	5,308	6,752
Lease Obligations	$ 6,878	$ 8,208